Commitments and Contingencies (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2016	Jan. 31, 2016	Jan. 31, 2015
Long-term Purchase Commitment [Line Items]
Annual assessment work, description		Completion of annual assessment work in the amount of $400 per ¼ section (160 acre) claim or $100 per ¼ -¼ section (40 acre) claim extends the claims for a one-year period from the staking of claims.
Amount of annual assessment work		$ 3,600
State licensing tax exemption date		3 years 6 months
State licensing tax, percentage		15.00%
Rental fee, description		AZ MEP permits are valid for 1 year and renewable for up to 5 years. The rental fee is $2.00 per acre for the first year, which includes the second year, and $1.00 per acre per year for years three through five. The minimum work expenditure requirements are $10 per acre per year for years one and two and $20 per acre per year for years three through five.
Commitments and contingencies, description		We hold AZ MEP permits for 2,366.88 acres at our Tombstone project. We will need to pay rental fees for our Phase 1 AZ MEP’s before September 29, 2016 in the amount of $3,346.88. Required minimum work expenditures for the period ending September 29, 2016 is $36,937.60. The annual rental due by September 13, 2016 to maintain the Phase 2 AZ MEP permit is $540.
Rental fees	$ 27,494	$ 8,525	$ 8,525
Warehouse [Member]
Long-term Purchase Commitment [Line Items]
Rental fees		3,673
North Pipes Project [Member]
Long-term Purchase Commitment [Line Items]
Rental expenses for mineral claim		155
Prepaid rent		1,705
Accrued rent		1,705
East Silver Bell Project [Member]
Long-term Purchase Commitment [Line Items]
Rental expenses for mineral claim		155
Prepaid rent		4,030
Accrued rent		4,030
Tombstone Project [Member]
Long-term Purchase Commitment [Line Items]
Rental expenses for mineral claim		155
Accrued rent		14,725
September 1, 2015 [Member]
Long-term Purchase Commitment [Line Items]
Rent expenses		6,120
September 1, 2016 [Member]
Long-term Purchase Commitment [Line Items]
Rent expenses		6,120
Minimum [Member]
Long-term Purchase Commitment [Line Items]
Rental expenses for mineral claim		70
Maximum [Member]
Long-term Purchase Commitment [Line Items]
Rental expenses for mineral claim		$ 280